Deferred income and contract liabilities - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Accruals And Deferred Income Including Contract Liabilities [line Item]
Deferred revenues and contract liabilities		$ 112,161	$ 110,325
Revenue that was included in contract liability balance at beginning of period		11,700
Joint Collaboration and Research Agreement [Member]
Accruals And Deferred Income Including Contract Liabilities [line Item]
Deferred revenues and contract liabilities		84,100
Collaboration agreement, upfront payment received	$ 25,000
Joint Research and Collaboration Agreement [Member]
Accruals And Deferred Income Including Contract Liabilities [line Item]
Collaboration agreement, upfront payment received			25,000
AstraZeneca [member]
Accruals And Deferred Income Including Contract Liabilities [line Item]
Deferred revenues and contract liabilities		$ 112,200
Collaboration agreement payment reallocated			$ 84,100